General Information and Basis of Presentation	6 Months Ended
Jun. 30, 2026
General Information and Basis of Presentation [Abstract]
General information and basis of presentation
1.	General information and basis of presentation

General information

Top KingWin Ltd and its consolidated subsidiaries (collectively referred to as the “Group” or the “Company”) primarily provide three main corporate services, including sales of devices to support AI data collection and analysis to its clients in the People’s Republic of China (the “PRC”); and sales of robots in the United States.

Top KingWin Ltd.(Referred as “KingWin”) is a Cayman Islands holding company incorporated on February 16, 2022. It wholly owns Sky KingWin Ltd (“KingWin BVI”, BVI, incorporated March 15, 2022) and directly holds 100% of Top Kingwin Technology INC. (“Top KingWin”, US, incorporated on February 23, 2025). KingWin BVI, in turn, wholly owns Sky KingWin (HK) Limited (“KingWin HK”, Hong Kong, incorporated April 19, 2022) and Top Kingwin Hi Tech INC(“Hi Tech”, US, incorporated March 6, 2025). KingWin HK holds 100% equity of Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (“Tiancheng Chuangxin”, PRC, incorporated August 19, 2024), which wholly owns Guji Technology (Shenzhen) Co., Ltd. (“Guji Technology”, PRC, incorporated August 29, 2024). Due to uncertainty in the future of the business, in June 2026, the Company sold all of its assets and liabilities related to the corporate consulting services of Guangdong Tiancheng Jinhui Enterprise Development Group Co., Ltd. and its subsidiaries with an effective date of June 18, 2026.

The principal subsidiaries through which the Company conducted its business operations as of June 30, 2026 are described below:

Name of Entity	Background	Ownership	Principle activities
Sky Kingwin Ltd	British Virgin Islands (“BVI”) Company	KingWin (100% Hold)	Holding company
SKY KINGWIN (HK) LIMITED	Hong Kong (“HK”) Limited Company	KingWin BVI (100% Hold)	Holding company
Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (formerly known as “Shenzhen Tomorrow Innovation Core Technology Co., Ltd.”)	The People’s Republic of China (“PRC”) Company	KingWin HK (100% Hold) Incorporated on Aug 19, 2024	Holding company
Guji Technology (Shenzhen) Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (100% Hold) Acquired on Aug 29, 2024	Sales of devices to support AI data collection and analysis
Top Kingwin Hi Tech lnc.	The United States of America (US) Company	Sky Kingwin Ltd (100% Hold) Incorporated on March 6, 2025	Sales of AI-related software and hardware
Top Kingwin Technology Inc.	The United States of America (US) Company	Top KingWin Ltd. (100% Hold) Incorporated on February 23, 2025	Research, development and manufacturing of AI-related software and hardware

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the United States Securities and Exchange Commission (“SEC”).

The accompanying unaudited interim condensed consolidated balance sheet as of June 30, 2026, the unaudited interim condensed consolidated statements of (loss) income and comprehensive (loss) income and cash flows for the six months ended June 30, 2026 and 2025, and the related footnote disclosures are unaudited. These unaudited interim condensed consolidated financial statements of the Company are prepared in accordance with U.S. GAAP for interim financial statements using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2025. These unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements. In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the consolidated financial position, operating results and cash flows of the Company for each of the periods presented. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2025.